CONCENTRATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Shanghai Muliang Industrial Corp. [Member]
CONCENTRATIONS

NOTE 13 – CONCENTRATIONS

Customers

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the nine months ended September 30, 2015 and 2014.

	For the Nine Months Ended September 30,
Customers	2015	2014
A	-%	68%

Suppliers

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s purchase for the nine months ended September 30, 2015 and 2014.

	For the Nine Months Ended September 30,
Supplier	2015	2014
B	-%	85%

NOTE 13 – CONCENTRATIONS

Customers

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the years ended December 31, 2014 and 2013.

	Years Ended December 31,
Customers	2014	2013
A	56%	45%

Suppliers

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s purchase for the years ended December 31, 2014 and 2013.

	Years Ended December 31,
Supplier	2014	2013
B	85%	82%